SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholders meetings of the Company to receive dividends, if declared, and to have certain rights upon liquidation of the Company.

b.	Share option plans:

In March 2000, the Company adopted the Compugen Ltd. Share Option Plan (2000) (the "2000 Options Plan"), which provides for the grant of options to purchase 1,500,000 Ordinary shares to employees and consultants of the Company and its subsidiaries. The number of shares authorized for issuance under the 2000 Options Plan automatically increased each January 1 by the lesser of 1,500,000 or 4% of the total number of the Company's then outstanding shares or such lower amount as shall be determined by the Board. On July 25, 2010, the Board resolved to cease making grants under the 2000 Options Plan.

In July 2010, the Company adopted the Compugen Ltd. 2010 Share Incentive Plan (the "2010 Options Plan"), which replaced the 2000 Options Plan. 1,953,851 shares were initially reserved for grant, under the 2010 Options Plan to employees and consultants of the Company and its subsidiaries. The options available for grants under the 2000 Options Plan, at such time, as well as any options that may return to such pool in connection with terminated options, will be made available for future grants under the 2010 Options Plan.

In general, options granted under the 2000 Options Plan and the 2010 Options Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's Ordinary shares on the date of grant, unless otherwise determined by the Board. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. Subject to the 2010 Options Plan, there were 4,264,631 options to purchase shares available for future grants as of December 31, 2011.

All information below relates to options granted to employees, directors (including Chairman of the Board (see d below) and consultants (see c below).

Transactions related to the grant of options to employees, directors and consultants under the above plans during the year ended December 31, 2011, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$
Options outstanding at beginning of year	5,863,457	2.75		-
Options granted	1,171,800	4.19		937,807
Options exercised	(792,077)	2.58		1,738,596
Options expired	(4,631)	3.76		5,525
Options forfeited	(295,149)	2.51		721,635

Options outstanding at end of year	5,943,400	3.04	6.54	11,298,881

Options vested and expected to vest at end of year (*)	5,752,883	3.05	6.47	11,088,759

Exercisable at end of year	3,438,663	2.48	5.08	8,610,167

*)	The options expected to vest are based on the Company's historical forfeiture rate.

Weighted average fair value of options granted during the years 2011, 2010 and 2009 was $ 2.33, $ 2.51 and $ 1.97, respectively.

As of December 31, 2011, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,162 which is expected to be recognized over a weighted average period of approximately 2.56 years.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model.

The Company used the following weighted-average assumptions for granted options:

	Year ended December 31,
	2011	2010	2009

Volatility	83%	79%	88%
Risk-free interest rate	1.49%	2.31%	2.15%
Dividend yield	0%	0%	0%
Expected life (years)	4.7	5.0	5.3

The stock-based compensation expenses with respect to employees, directors and consultants are included in the following expense categories:

	Year ended December 31,
	2011	2010	2009

Research and development expenses	$1,003	$883	$790
Selling and marketing expenses	178	91	83
General and administrative expenses	2,219	1,124	656

	$3,400	$2,098	$1,529

c.	Options to consultants:

	Year ended December 31, 2011
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	310,000	4.06
Options granted	99,500	5.39
Options exercised	(34,000)	4.13
Options expired	-	-

Options outstanding at end of year	375,500	4.41	3.84

Options vested and expected to vest at end of year	375,500	4.41	3.84

Exercisable at end of year	321,371	4.24	3.62

The Company accounts for its options and warrants to consultants under the ASC 505-50 "Equity Based Payments to Non-Employees". The options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method. The fair value of these options was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions for 2011, 2010 and 2009: risk-free interest rates of 2.56%, 2.25% and 2.54%, respectively, dividend yield of 0%, volatility factors of the expected market price of the Company's Ordinary shares of 78%, 81% and 93%, respectively and a weighted-average contractual life of the options of six years. As for compensation expenses, see also b above.

d.
On February 28, 2010 the former Chairman of the Board provided the Board with a letter under which he voluntary and irrevocably waives all options held by him solely to the extent that such options would vest after December 31, 2010. As a consequence, the Company recognized the remaining unrecognized compensation costs with respect to the above mentioned unvested options held by the former Chairman of the Board.

The total compensation cost related to this grant is $ 494. As of December 31, 2011, the Company fully recognized those compensation costs.

e.
On May 12, 2011, the shareholders approved a new grant to its former CEO (and currently a director) of 380,000 fully vested options. The options shall expire at the earlier of (i) 180 days after the former CEO terminates his service as Board member for any reason (ii)  April 19, 2015. The total compensation cost related to this new grant was $ 1,264. As of December 31, 2011, the Company fully recognized those compensation costs.

.
f.
On December 12, 2011, the Board approved to extend the exercise period of options vested as of December 15, 2010, which previously granted to the Company's CEO, till October 24, 2016. The Company accounted for the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, additional compensation was calculated by the Company as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances. The total incremental compensation cost related to this modification was $ 61. As of December 31, 2011, the Company fully recognized those compensation costs.